Consolidated Statements of Financial Position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	$ 1,506,993	$ 1,938,997
Other current financial assets	230,279	120,383
Other current non-financial assets	560,786	486,162
Trade and other receivables, current	3,234,935	3,504,457
Current accounts receivable from related parties	46,950	16,369
Inventories	471,433	396,239
Current tax assets	127,880	107,321
Total current assets other than assets or groups of assets for disposal classified as held for sale or as held for distribution to owners	6,179,256	6,569,928
Non-current assets or disposal groups held for sale or for distribution to owners		11,326
TOTAL CURRENT ASSETS	6,179,256	6,581,254
NON-CURRENT ASSETS
Other non-current financial assets	2,790,863	3,049,811
Other non-current non-financial assets	2,332,856	2,735,890
Trade and other non-current receivables	578,524	587,957
Non-current accounts receivable from related parties	32	847
Investments accounted for using the equity method	2,273	1,978
Intangible assets other than goodwill	4,524,826	5,527,879
Goodwill	945,512	1,173,043
Property, plant and equipment	8,354,672	8,763,438
Investment property	7,942	10,254
Right-of-use assets	222,420	255,799
Deferred tax assets	994,382	1,088,234
TOTAL NON-CURRENT ASSETS	20,754,302	23,195,130
TOTAL ASSETS	26,933,558	29,776,384
CURRENT LIABILITIES
Other current financial liabilities	1,825,130	1,408,407
Current lease liabilities	51,495	81,644
Trade and other payables, current	4,093,576	3,920,045
Current accounts payable to related parties	597,122	494,511
Other current provisions	220,425	286,052
Current tax liabilities	222,870	220,727
Other current non-financial liabilities	266,604	320,755
Total current liabilities other than those associated with groups of assets for disposal classified as held for sale	7,277,222	6,732,141
Non-current liabilities associated with disposal groups held for sale or for distribution to owners		3,791
TOTAL CURRENT LIABILITIES	7,277,222	6,735,932
NON-CURRENT LIABILITIES
Other non-current financial liabilities	3,837,706	4,781,833
Non-current lease liabilities	91,070	108,625
Trade payables, non-current	2,061,475	2,335,997
Non-current accounts payable to related parties	144,391
Other long-term provisions	833,900	976,327
Deferred tax liabilities	612,953	643,854
Non-current provisions for employee benefits	1,624,217	1,836,362
Other non-current non-financial liabilities	116,961	111,268
TOTAL NON-CURRENT LIABILITIES	9,322,673	10,794,266
TOTAL LIABILITIES	16,599,895	17,530,198
EQUITY
Share and paid-in capital	9,763,078	9,783,875
Retained earnings (losses)	5,415,698	5,474,411
Other reserves	(7,072,917)	(5,291,999)
Equity attributable to shareholders of Enel Américas	8,105,859	9,966,287
Non-controlling interests	2,227,804	2,279,899
TOTAL EQUITY	10,333,663	12,246,186
TOTAL LIABILITIES AND EQUITY	$ 26,933,558	$ 29,776,384